Basis of consolidation and presentation (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Main Operating Subsidiaries
The following are our subsidiaries as of the end of the years presented:

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2021	As of December 31, 2020
			% Owned
Badurey S.A.	Holding	Uruguay	100%	100%
BD Travelsolution, S. de R.L. de C.V.	Operating	Mexico	100%	100%
BDTP Venture, Inc. (5)	Operating	United States	—	100%
Beda Transportation, Inc. (5)	Operating	United States	—	100%
Beda Travel & Tours, Inc. (5)	Operating	United States	—	100%
Beda Travel, Inc. (5)	Holding	United States	—	100%
Click Hoteles.com, LLC	Holding	United States	100%	100%
Decolar.com Ltda.	Operating	Brazil	100%	100%
Decolar.com, Inc.	Holding	United States	100%	100%
Despegar Colombia S.A.S.	Operating	Colombia	100%	100%
Despegar Ecuador S.A.	Operating	Ecuador	100%	100%
Despegar Servicios, S.A. de C.V. (2)	Operating	Mexico	—	100%
Despegar.com Chile SpA	Operating	Chile	100%	100%
Despegar.com México S.A. de C.V.	Operating	Mexico	100%	100%
Despegar.com Peru S.A.C.	Operating	Peru	100%	100%
Despegar.com USA, Inc.	Operating	United States	100%	100%
Despegar.com.ar S.A.	Operating	Argentina	100%	100%
DFinance Holding Ltda.	Holding	Brazil	100%	100%
Holidays S.A.	Operating	Uruguay	100%	100%
Jamiray International S.A.	Operating	Uruguay	100%	100%
Koin Administradora de Cartões e Meios de Pagamento S.A. (1)	Operating	Brazil	84%	84%
Rivamor S.A.	Holding	Uruguay	100%	100%
Satylca S.C.A.	Holding	Uruguay	100%	100%
Servicios Online 3351 de Venezuela C.A.	Operating	Venezuela	100%	100%
South Net Chile, LTDA	Operating	Chile	100%	100%
South Net Travel, Inc.	Operating	United States	100%	100%
South Net Turismo Colombia, S.A. (3)	Operating	Colombia	—	100%
South Net Turismo Perú S.R.L.	Operating	Peru	100%	100%
South-Net Turismo Brasil, LTDA (4)	Operating	Brazil	—	100%
South-Net Turismo S.A.U.	Operating	Argentina	100%	100%
Tecnobelt S.A. (5)	Operating	Uruguay	—	100%
Transporturist, S.A. de C.V.	Operating	Mexico	100%	100%
Travel Reservations S.R.L.	Operating	Uruguay	100%	100%
Viaceco Travel, S.A. de C.V. (2)	Operating	Mexico	—	100%
Viajes Beda, S.A. de C.V.	Operating	Mexico	100%	100%
Viajes Despegar.com O.N.L.I.N.E. S.A.	Operating	Costa Rica	100%	100%

(1)	In January 2022, we acquired the 16% non-controlling interest. See Note 31.
(2)	Merged with and into Despegar.com México S.A. de C.V. as of December 31, 2021. Record of merger still pending.
(3)	Merged with and into Despegar Colombia S.A.S. as of December 31, 2021.
(4)	Merged with and into Decolar.com Ltda. as of December 31, 2021.
(5)	Liquidated as of December 31, 2021.